Derivatives (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives included in Balance Sheet at fair value
The following derivatives that do not qualify for hedge accounting under GAAP are included in GALIC’s Balance Sheet at fair value (in millions):

		December 31, 2015		December 31, 2014
Derivative	Balance Sheet Line	Asset	Liability	Asset	Liability
MBS with embedded derivatives	Fixed maturities	$100	$—	$96	$—
Public company warrants	Equity securities	4	—	10	—
Fixed-indexed annuities (embedded derivative)	Annuity benefits accumulated	—	1,369	—	1,160
Equity index call options	Equity options - fixed indexed annuities	241	—	322	—
Reinsurance contracts (embedded derivative)	Other liabilities	—	7	—	13
		$345	$1,376	$428	$1,173

Summary of gain (loss) included in the Statement of Earnings for changes in the fair value of derivatives
The following table summarizes the gain (loss) included in the Statement of Earnings for changes in the fair value of derivatives that do not qualify for hedge accounting (in millions):

Derivative	Statement of Earnings Line	2015	2014	2013
MBS with embedded derivatives	Realized gains on securities	$(5)	$4	$(5)
Public company warrants	Realized gains on securities	—	—	2
Interest rate swaptions	Realized gains on securities	—	(2)	1
Fixed-indexed annuities (embedded derivative) (*)	Annuity benefits	(17)	(182)	(182)
Equity index call options	Annuity benefits	(56)	181	210
Reinsurance contracts (embedded derivative)	Net investment income	6	(3)	7
		$(72)	$(2)	$33

(*)
The change in fair value of the embedded derivative includes losses related to unlocking of actuarial assumptions of $28 million in 2015 compared to gains related to unlocking of actuarial assumptions of $58 million in 2014 and $2 million in 2013.